Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 01, 2021	Nov. 05, 2021	Nov. 22, 2021	Aug. 23, 2021	Jul. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Related Party Transaction [Line Items]
Dividends payable (in Dollars per share)			$ 0.2
Stock Issued During Period, Shares			7,140,000
Common stock subject to forfeiture	$ 900,000
Service fee						$ 45,000	$ 19,500	$ 135,000
Principal amount unsecured promissory note		$ 31,500		$ 65,000			96,500
Working capital loan outstanding						$ 0	0	0
Founder Shares [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares			6,900,000
Representative Shares [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares			240,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Stock repurchased during period, shares					5,750,000
Stock repurchased during period, value					$ 25,000
Crescendo Advisors I I L L C [Member]
Related Party Transaction [Line Items]
Services per month							$ 15,000	$ 15,000